Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Millions	1 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 01, 2022	Apr. 30, 2021
Convertible Senior Notes Due 2025
Condensed Cash Flow Statements, Captions [Line Items]
Borrowings interest rate	3.00%			3.00%
Aggregate principal amount	$ 19.4	$ 62.1
Convertible Senior Notes Due 2025 | Gross carrying amount
Condensed Cash Flow Statements, Captions [Line Items]
Debt converted to equity			$ 205.1
Convertible Senior Notes Due 2022
Condensed Cash Flow Statements, Captions [Line Items]
Debt converted to equity	$ 19.4			$ 62.1